Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,067,497)	$ (8,308,660)	$ (4,729,852)	$ (483,812)